UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMEN

TINVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: June 30th

Date of reporting period: August 31, 2012

(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

August 31, 2012 (unaudited)

	Shares	Value
Common Stocks—97.3%
Consumer Discretionary —20.3%
Bed Bath & Beyond, Inc.*	86,204	$5,790,323
CBS Corp., Class B	165,067	5,998,535
Coach, Inc.	131,975	7,671,707
Genuine Parts Co.	81,734	5,162,319
Harley-Davidson, Inc.	155,395	6,520,374
Limited Brands, Inc.	97,341	4,730,773
Lululemon Athletica, Inc.*	97,562	6,360,067
McDonald’s Corp.	58,314	5,218,520
NIKE, Inc., Class B	50,202	4,887,667
Nordstrom, Inc.	63,776	3,688,166
Omnicom Group, Inc.	115,558	5,936,215
priceline.com, Inc.*	9,388	5,675,703
PVH Corp.	66,377	6,232,800
Ralph Lauren Corp.	35,270	5,595,586
Starbucks Corp.	149,364	7,409,948
TJX Cos., Inc.	81,088	3,713,020
Total Consumer Discretionary		90,591,723
Consumer Staples—7.1%
Costco Wholesale Corp.	44,248	4,330,552
CVS Caremark Corp.	139,884	6,371,716
Kroger Co., The	226,512	5,046,687
Philip Morris International, Inc.	89,472	7,989,850
Procter & Gamble Co., The	81,291	5,461,942
Whole Foods Market, Inc.	27,861	2,695,552
Total Consumer Staples		31,896,299
Energy—6.4%
Anadarko Petroleum Corp.	83,095	5,755,991
Chevron Corp.	52,264	5,861,930
Halliburton Co.	149,417	4,894,901
National Oilwell Varco, Inc.	73,367	5,781,320
Occidental Petroleum Corp.	75,838	6,446,988
Total Energy		28,741,130
Financials—6.5%
Discover Financial Services	95,732	3,707,700
JPMorgan Chase & Co.	234,951	8,726,080
Northern Trust Corp.	118,661	5,510,617
T. Rowe Price Group, Inc.	88,458	5,434,860
Wells Fargo & Co.	168,545	5,735,586
Total Financials		29,114,843
Health Care—10.6%
Abbott Laboratories	88,555	5,803,895
Agilent Technologies, Inc.	127,264	4,729,130

	Shares	Value
Biogen Idec, Inc.*	26,618	$3,901,933
Cardinal Health, Inc.	124,113	4,908,669
Cooper Cos., Inc., The	57,819	4,848,123
Covidien PLC	103,622	5,808,013
Intuitive Surgical, Inc.*	10,838	5,330,020
Johnson & Johnson	84,836	5,720,492
Stryker Corp.	120,144	6,398,869
Total Health Care		47,449,144
Industrials—9.9%
Chicago Bridge & Iron Co., N.V.	152,148	5,602,089
Cummins, Inc.	38,969	3,784,280
Honeywell International, Inc.	90,347	5,280,782
Joy Global, Inc.	100,532	5,366,398
Norfolk Southern Corp.	71,474	5,179,006
PACCAR, Inc.	139,682	5,574,709
Parker Hannifin Corp.	52,245	4,178,555
Stericycle, Inc.*	44,807	4,100,737
United Technologies Corp.	67,254	5,370,232
Total Industrials		44,436,788
Information Technology—33.7%
Accenture PLC, Class A	78,449	4,832,458
Adobe Systems, Inc.*	169,422	5,297,826
Amphenol Corp., Class A	95,559	5,816,676
Apple, Inc.	24,114	16,041,597
Citrix Systems, Inc.*	71,291	5,538,598
Cognizant Technology Solutions Corp., Class A*	96,397	6,196,399
EMC Corp.*	251,232	6,604,889
F5 Networks, Inc.*	47,206	4,602,113
Fortinet, Inc.*	168,824	4,475,524
Google, Inc., Class A*	18,044	12,361,764
International Business Machines Corp.	40,698	7,930,005
Intuit, Inc.	113,873	6,666,125
Lam Research Corp.*	84,672	2,889,855
Marvell Technology Group, Ltd.	316,290	3,219,832
Microsoft Corp.	187,996	5,794,037
Paychex, Inc.	160,626	5,342,421
QUALCOMM, Inc.	182,408	11,210,796
Red Hat, Inc.*	80,501	4,511,276
Teradata Corp.*	79,316	6,058,156
TIBCO Software, Inc.*	179,132	5,359,629
Trimble Navigation, Ltd.*	120,404	5,905,816
VeriFone Systems, Inc.*	127,668	4,435,186
Visa, Inc., Class A	41,792	5,359,824

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—33.7% (continued)
VMware, Inc., Class A*	44,528	$3,964,773
Total Information Technology		150,415,575
Materials—2.8%
CF Industries Holdings, Inc.	21,021	4,351,557
Cliffs Natural Resources, Inc.	86,069	3,084,713
Freeport-McMoRan Copper & Gold, Inc., Class B	136,370	4,924,321
Total Materials		12,360,591
Total Common Stocks (cost $417,657,332)		435,006,093

Value
Total Investments—97.3% (cost $417,657,332)	$435,006,093
Other Assets, less Liabilities—2.7%	11,921,485
Net Assets—100.0%	$446,927,578

Managers Cadence Focused Growth Fund

Schedule of Portfolio Investments

August 31, 2012 (unaudited)

	Shares	Value
Common Stocks—95.2%
Consumer Discretionary—17.9%
Coach, Inc.	4,329	$251,645
Limited Brands, Inc.	4,563	221,762
Nordstrom, Inc.	2,337	135,149
Omnicom Group, Inc.	4,545	233,477
priceline.com, Inc.*	345	208,577
Ralph Lauren Corp.	976	154,842
Starbucks Corp.	4,851	240,658
TJX Cos., Inc.	2,928	134,073
Total Consumer Discretionary		1,580,183
Consumer Staples—6.4%
CVS Caremark Corp.	4,585	208,847
Philip Morris International, Inc.	2,337	208,694
Whole Foods Market, Inc.	1,568	151,704
Total Consumer Staples		569,245
Energy—7.9%
Anadarko Petroleum Corp.	2,554	176,916
Halliburton Co.	5,354	175,397
National Oilwell Varco, Inc.	2,220	174,936
Occidental Petroleum Corp.	2,055	174,695
Total Energy		701,944
Financials—8.4%
Discover Financial Services	3,544	137,259
JPMorgan Chase & Co.	6,872	255,226
T. Rowe Price Group, Inc.	2,800	172,032
Wells Fargo & Co.	5,305	180,529
Total Financials		745,046
Health Care—10.1%
Cardinal Health, Inc.	4,615	182,523
Cooper Cos., Inc., The	1,883	157,890
Covidien PLC	3,510	196,735
Johnson & Johnson	2,781	187,523
Stryker Corp.	3,214	171,178
Total Health Care		895,849

	Shares	Value
Industrials—9.5%
Honeywell International, Inc.	3,589	$209,777
Joy Global, Inc.	2,978	158,966
Norfolk Southern Corp.	2,327	168,614
PACCAR, Inc.	4,615	184,185
Parker Hannifin Corp.	1,509	120,690
Total Industrials		842,232
Information Technology—32.8%
Accenture PLC, Class A	2,948	181,597
Adobe Systems, Inc.*	6,784	212,136
Apple, Inc.	503	334,616
Citrix Systems, Inc.*	2,209	171,617
Google, Inc., Class A*	444	304,180
International Business Machines Corp.	1,108	215,894
Intuit, Inc.	3,658	214,139
Mastercard, Inc., Class A	523	221,177
Paychex, Inc.	5,236	174,149
QUALCOMM, Inc.	4,181	256,964
Red Hat, Inc.*	3,086	172,939
Teradata Corp.*	3,224	246,249
VMware, Inc., Class A*	2,209	196,689
Total Information Technology		2,902,346
Materials—2.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	5,413	195,463
Total Common Stocks (cost $7,855,160)		8,432,308
Other Investment Companies—3.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08% (cost $319,586)	319,586	319,586
Total Investments—98.8% (cost $8,174,746)		8,751,894
Other Assets, less Liabilities—1.2%		103,068
Net Assets—100.0%		$8,854,962

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments

August 31, 2012 (unaudited)

	Shares	Value
Common Stocks—99.1%
Consumer Discretionary—23.1%
American Eagle Outfitters, Inc.	251,110	$5,584,686
BorgWarner, Inc.*	84,150	5,787,837
Dick’s Sporting Goods, Inc.	128,360	6,387,194
Dollar General Corp.*	97,960	5,002,817
DSW, Inc., Class A	116,540	7,519,161
Genesco, Inc.*	117,130	8,275,234
Gentex Corp.	230,140	4,032,053
Limited Brands, Inc.	161,768	7,861,925
Michael Kors Holdings, Ltd.*	130,630	7,047,489
O’Reilly Automotive, Inc.*	25,530	2,168,773
Panera Bread Co., Class A*	32,070	4,967,643
PetSmart, Inc.	99,850	7,081,362
PulteGroup, Inc.*	612,780	8,382,830
Ralph Lauren Corp.	35,470	5,627,316
Ross Stores, Inc.	105,950	7,330,680
Toll Brothers, Inc.*	241,389	7,898,248
Ulta Salon Cosmetics & Fragrance, Inc.	73,630	6,921,220
VF Corp.	52,590	8,029,441
Wynn Resorts, Ltd.	24,610	2,539,014
Total Consumer Discretionary		118,444,923
Consumer Staples—8.6%
Beam, Inc.	99,850	5,827,246
Boston Beer Co., Inc., The, Class A*	54,150	5,579,075
Fresh Market, Inc., The*	110,497	6,377,887
Herbalife, Ltd.	113,410	5,487,910
Hershey Co., The	86,880	6,239,722
McCormick & Co., Inc.	102,670	6,308,045
United Natural Foods, Inc.*	47,300	2,718,804
Whole Foods Market, Inc.	56,070	5,424,773
Total Consumer Staples		43,963,462
Energy—7.6%
Cabot Oil & Gas Corp.	155,080	6,421,863
Core Laboratories N.V.	43,230	5,282,274
FMC Technologies, Inc.*	114,360	5,356,622
HollyFrontier Corp.	170,560	6,871,862
Oceaneering International, Inc.	117,900	6,312,366
Oil States International, Inc.*	54,980	4,301,635
Whiting Petroleum Corp.*	106,000	4,719,120
Total Energy		39,265,742
Financials—7.5%
CBRE Group, Inc., Class A*	206,540	3,575,207
Huntington Bancshares, Inc.	946,670	6,248,022
Marsh & McLennan Cos., Inc.	194,400	6,642,648
People’s United Financial, Inc.	306,770	3,672,037
Signature Bank*	100,000	6,463,000

	Shares	Value
T. Rowe Price Group, Inc.	108,480	$6,665,011
Taubman Centers, Inc.	65,450	5,237,309
Total Financials		38,503,234
Health Care—10.3%
Agilent Technologies, Inc.	192,020	7,135,463
AmerisourceBergen Corp.	132,660	5,110,063
Cooper Cos., Inc., The	52,750	4,423,088
Endo Health Solutions, Inc.*	184,770	5,879,381
Patterson Cos., Inc.	151,160	5,134,905
Salix Pharmaceuticals, Ltd.*	56,810	2,497,368
United Therapeutics Corp.*	147,100	7,961,052
Waters Corp.*	82,410	6,608,458
Watson Pharmaceuticals, Inc.*	100,840	8,203,334
Total Health Care		52,953,112
Industrials—10.8%
Joy Global, Inc.	94,390	5,038,538
Kansas City Southern	93,530	7,232,675
KBR, Inc.	157,560	4,268,300
Kirby Corp.*	95,350	5,020,178
Pall Corp.	96,830	5,375,033
Roper Industries, Inc.	29,910	3,074,449
TransDigm Group, Inc.*	41,670	5,776,295
Valmont Industries, Inc.	49,300	6,248,775
Wabtec Corp.	90,760	7,091,986
Waste Connections, Inc.	225,960	6,541,542
Total Industrials		55,667,771
Information Technology—23.7%
Alliance Data Systems Corp.*	49,520	6,816,428
Altera Corp.	78,210	2,919,579
Amphenol Corp., Class A	102,840	6,259,871
Avnet, Inc.*	160,240	5,161,330
Bankrate, Inc.*	303,608	5,215,985
Cadence Design Systems, Inc.*	529,640	6,991,248
F5 Networks, Inc.*	71,970	7,016,355
Fortinet, Inc.*	256,980	6,812,540
Fusion-io, Inc.*	243,530	6,823,711
Gartner, Inc.*	80,720	3,986,761
Intuit, Inc.	159,240	9,321,910
LSI Corp.*	410,670	3,199,119
Maxim Integrated Products, Inc.	188,920	5,127,289
MICROS Systems, Inc.*	104,170	5,277,252
NCR Corp.*	255,290	5,715,943
Red Hat, Inc.*	141,980	7,956,559
SolarWinds, Inc.*	94,030	5,160,366
Teradata Corp.*	109,140	8,336,113
TIBCO Software, Inc.*	215,980	6,462,122

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—23.7% (continued)
Trimble Navigation, Ltd.*	140,670	$6,899,864
Total Information Technology		121,460,345
Materials—6.1%
Airgas, Inc.	71,580	5,946,151
Ball Corp.	117,980	4,975,217
CF Industries Holdings, Inc.	30,920	6,400,749
Crown Holdings, Inc.*	149,120	5,405,600
Rockwood Holdings, Inc.	108,670	5,144,438
Sherwin-Williams Co., The	22,660	3,242,193
Total Materials		31,114,348

	Shares	Value
Telecommunication Services—1.4%
Crown Castle International Corp.*	111,400	$7,069,444
Total Common Stocks (cost $458,433,112)		508,442,381
Other Investment Companies—2.0%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08% (cost $10,120,596)	10,120,596	10,120,596
Total Investment—101% (cost $468,553,708)		518,562,977
Other Assets, less Liabilities—(1.1)%		(5,819,088)
Net Assets—100.0%		$512,743,889

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

August 31, 2012 (unaudited)

	Shares	Value
Common Stocks—97.6%
Consumer Discretionary—13.5%
Amerigon, Inc.*	25,750	$305,653
Cache, Inc.*	56,766	191,869
Carrols Restaurant Group, Inc.*	26,440	150,179
Cavco Industries, Inc.*	6,670	305,486
Destination Maternity Corp.	7,570	138,910
Dorman Products, Inc.*	6,620	195,158
Drew Industries, Inc.*	12,160	352,275
Fiesta Restaurant Group, Inc.*	26,440	424,626
Gordmans Stores, Inc.*	17,770	312,397
Kona Grill, Inc.*	49,780	424,623
LIN TV Corp., Class A*	82,314	333,372
Lithia Motors, Inc., Class A	13,030	380,606
Nexstar Broadcasting Group, Inc., Class A*	31,250	270,625
Peet’s Coffee & Tea, Inc.*	3,470	255,045
ReachLocal, Inc.*	25,753	323,715
Total Consumer Discretionary		4,364,539
Consumer Staples—5.0%
Inventure Foods, Inc.*	47,720	286,797
J&J Snack Foods Corp.	5,440	310,624
Pantry, Inc., The*	22,400	314,048
Prestige Brands Holdings, Inc.*	24,050	386,243
Schiff Nutrition International, Inc.*	17,100	329,688
Total Consumer Staples		1,627,400
Energy—6.9%
Double Eagle Petroleum Co.*	50,390	224,236
Gulf Island Fabrication, Inc.	11,010	286,480
Matrix Service Co.*	24,630	287,186
Mitcham Industries, Inc.*	13,290	203,337
OYO Geospace Corp.*	3,390	310,490
RigNet, Inc.*	19,890	353,246
Triangle Petroleum Corp.*	44,900	308,463
Willbros Group, Inc.*	53,050	259,945
Total Energy		2,233,383
Financials—8.1%
BofI Holding, Inc.*	16,690	393,050
Bryn Mawr Bank Corp.	16,070	353,379
Epoch Holding Corp.	13,040	274,622
HFF, Inc., Class A*	10,950	145,635
Marlin Business Services Corp.	27,198	449,855
Virtus Investment Partners, Inc.*	4,130	353,693
West Coast Bancorp*	16,510	328,879
Wilshire Bancorp, Inc.*	49,660	310,872
Total Financials		2,609,985
Health Care—24.4%
Affymax, Inc.*	9,770	172,831

	Shares	Value
AMN Healthcare Services, Inc.*	50,570	$424,788
Arqule, Inc.*	21,560	112,974
Auxilium Pharmaceuticals, Inc.*	8,520	198,516
BioScrip, Inc.*	51,200	435,200
Conceptus, Inc.*	17,820	338,758
Cumberland Pharmaceuticals, Inc.*	34,060	204,360
Cynosure, Inc., Class A*	6,520	169,520
Derma Sciences, Inc.*	45,300	429,444
Dusa Pharmaceuticals, Inc.*	56,270	301,045
Ensign Group, Inc., The	12,220	359,757
Immunomedics, Inc.*	66,050	222,589
National Research Corp.	6,129	304,979
Omnicell, Inc.*	26,440	379,678
OraSure Technologies, Inc.*	37,810	367,135
Pacira Pharmaceuticals, Inc.*	16,350	296,916
Palomar Medical Technologies, Inc.*	45,230	395,763
Pernix Therapeutics Holdings*	34,970	228,704
Quidel Corp.*	16,917	274,732
Raptor Pharmaceutical Corp.*	52,940	263,112
Rigel Pharmaceuticals, Inc.*	27,320	254,622
RTI Biologics, Inc.*	104,770	400,221
Spectranetics Corp.*	25,830	313,576
Synergetics USA, Inc.*	70,620	361,574
Trius Therapeutics, Inc.*	64,620	358,641
US Physical Therapy, Inc.	12,340	320,470
Total Health Care		7,889,905
Industrials—10.5%
Apogee Enterprises, Inc.	24,780	391,524
Astronics Corp.*	10,924	305,872
CDI Corp.	18,830	310,130
Ceco Environmental Corp.	29,179	276,617
Flow International Corp.*	142,100	468,930
GP Strategies Corp.*	16,032	321,442
H&E Equipment Services, Inc.	22,930	405,861
Hudson Technologies, Inc.*	70,040	252,844
Mueller Water Products, Inc., Class A	40,370	154,617
Quality Distribution, Inc.*	14,818	144,179
Roadrunner Transportation Systems, Inc.*	19,820	346,454
Total Industrials		3,378,470
Information Technology—24.2%
Alliance Fiber Optic Products, Inc.*	42,663	389,940
CalAmp Corp.*	52,940	402,344
ClickSoftware Technologies, Ltd.	42,950	344,029
Computer Task Group, Inc.*	21,250	340,000
Datalink Corp.*	31,560	263,526
Deltek, Inc.*	29,810	385,741
Electro Scientific Industries, Inc.	29,620	363,141

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—24.2% (continued)
Ellie Mae, Inc.*	12,140	$312,848
Guidance Software, Inc.*	37,980	398,410
Inphi Corp.*	28,810	342,263
Internap Network Services Corp.*	43,010	309,672
IXYS Corp.*	31,770	309,122
Lionbridge Technologies, Inc.*	75,270	264,198
LRAD Corp.*	143,888	161,155
Monotype Imaging Holdings, Inc.	20,680	312,061
Move, Inc.*	45,150	351,267
OCZ Technology Group, Inc.*	23,800	134,708
Oplink Communications, Inc.*	24,090	387,126
Procera Networks, Inc.*	15,850	335,862
PROS Holdings, Inc.*	23,370	403,834
SciQuest, Inc.*	27,470	462,870
Silicon Image, Inc.*	36,480	172,550
SPS Commerce, Inc.*	11,720	409,614
Web.com Group, Inc.*	15,840	263,736
Total Information Technology		7,820,017

	Shares	Value
Materials—3.0%
Horsehead Holding Corp.*	38,450	$339,898
OMNOVA Solutions, Inc.*	35,499	276,537
Universal Stainless & Alloy*	9,620	345,358
Total Materials		961,793
Telecommunication Services—2.0%
Boingo Wireless, Inc.*	39,650	289,842
magicJack VocalTec Ltd.*	14,840	366,103
Total Telecommunication Services		655,945
Total Common Stocks (cost $30,196,314)		31,541,437
Other Investment Companies—3.4%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08% (cost $1,085,454)	1,085,454	1,085,454
Total Investments—101.0% (cost $31,281,768)		32,626,891
Other Assets, less Liabilities—(1.0)%		(314,269)
Net Assets—100.0%		$32,312,622

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2012, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$421,268,744	$31,969,846	$(18,232,497)	$13,737,349
Managers Cadence Focused Growth Fund	8,262,791	749,276	(260,173)	489,103
Managers Cadence Mid-Cap Fund	471,378,191	62,565,954	(15,381,168)	47,184,786
Managers Cadence Emerging Companies Fund	31,595,877	3,227,310	(2,196,296)	1,031,014

*	Non-income-producing security.
[1]	Yield shown represents the August 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of August 31, 2012, the investments in Managers Cadence Capital Appreciation Fund, Managers Cadence Focused Growth Fund, Managers Cadence Mid-Cap Fund and Managers Cadence Emerging Companies Fund were all Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report. As of August 31, 2012, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: October 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: October 16, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: October 16, 2012